BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2017
Business Combination Tables
Schedule of opeations from date of acquisition
The following represents the allocation of the purchase price as of the purchase rate in DKK and the translation to United States Dollars as of the purchase date:

	DKK	U.S. Dollars
Cash	3,161	499
Accounts receivable	3,219	508
Other receivables	124	20
Fixed assets	665	105
Goodwill	4,478	707
Total identifiable assets acquired	11,647	1,839

Accouts payable and accrued expenses	1,647	260
Total liabilities assumed	1,647	260
	10,000	1,579

The following is the allocation of the purchase price as of December 31, 2016:

	Euro	U.S. Dollars
Cash	300	317
Due at obtaining contract tender	100	106
Earn out liability	300	317
Total consideration given	700	740

Recognized amounts of identifiable assets acquired and liabilities assumed:

Accounts receivable	269	284
Prepaid expenses	53	56
Property and equipment	25	26
Goodwill	377	398
Other assets	84	89
Total identifiable assets acquired	808	853

Accounts payable	51	53
Accrued expenses and other liabilities	57	60
Total liabilities assumed	108	113
	700	740